Investment Risks	Jan. 28, 2026
NAA Allocation Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Allocation Fund | Largecapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Allocation Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Allocation Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Allocation Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Allocation Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Allocation Fund | Fixedincome Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

NAA Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income, other debt instrument, or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults, or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

NAA Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

NAA Allocation Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

NAA Allocation Fund | Highyield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds (or “junk bonds”), present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. These bonds offer the potential for higher return but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may be unable to make its interest and principal payments (credit quality risk). If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income distribution may be reduced.

NAA Allocation Fund | Asset And Mortgagebacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset- and Mortgage-Backed Securities Risk. The risks of investing in an asset and mortgage-backed securities include interest rate risk, extension risk, prepayment risk, and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the preceding risks.

NAA Allocation Fund | Collateralized Loan Obligations And Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed primarily by commercial loans, CLOs also bear many of the same risks as investing in loans directly. However, in addition to the risks associated with investing in commercial loans, the complex structure and highly leveraged nature of a CLO poses additional risks. The Fund’s investments in CLOs may decrease in market value when the CLO’s assets experience loan defaults or credit impairment, losses that exceed the most subordinate tranches, or market anticipation of loan defaults and investor aversion to CLO securities as a class. CDOs are structured similarly to CLOs and bear many of the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than commercial loans, including securities (such as other asset-backed securities), synthetic instruments or bonds, and may be highly leveraged.

NAA Allocation Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Allocation Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Allocation Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and result in substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

NAA Allocation Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

NAA Allocation Fund | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Allocation Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Large Cap Value Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA Large Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Large Cap Value Fund | Largecapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Large Cap Value Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Large Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Large Cap Value Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Large Cap Value Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Large Cap Value Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Large Cap Value Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Large Cap Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Large Cap Value Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Large Cap Value Fund | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Large Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

NAA Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Large Core Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA Large Core Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Large Core Fund | Largecapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Large Core Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Large Core Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Large Core Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Large Core Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Large Core Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Large Core Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Large Core Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Large Core Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Large Core Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market it may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

NAA Large Core Fund | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Large Core Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Large Core Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

NAA Large Core Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

NAA Large Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Mid Growth Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA Mid Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Mid Growth Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Mid Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Mid Growth Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Mid Growth Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Mid Growth Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Mid Growth Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Mid Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Mid Growth Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Mid Growth Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market it may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

NAA Mid Growth Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Mid Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

NAA Mid Growth Fund | Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA Mid Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Opportunity Fund | Largecapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Opportunity Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Opportunity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Opportunity Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Opportunity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Opportunity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Opportunity Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Opportunity Fund | Fixedincome Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

NAA Opportunity Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

NAA Opportunity Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

NAA Opportunity Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

NAA Opportunity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and result in substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

NAA Opportunity Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Opportunity Fund | Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA Opportunity Fund | Longshort Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Long/Short Strategy Risk. The Adviser expects to employ a “long/short” strategy for the Fund, meaning that the Fund expects to invest in both long and short positions. There is the risk that the Fund’s long or short positions will not perform as expected, and losses on one type of position could more than offset gains on the other, or both positions may suffer losses. Additionally, there can be no assurance that the Fund’s short positions will successfully hedge against portfolio risk.

NAA Opportunity Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. The Fund expects to sell securities short. The Fund will incur a loss because of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Fund’s investment may result in a loss. The Fund’s losses are potentially unlimited in a short-sale transaction.

NAA Opportunity Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

NAA Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund’s derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

NAA Opportunity Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund’s costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

NAA Opportunity Fund | Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

NAA Opportunity Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

NAA Opportunity Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

NAA Opportunity Fund | U S Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government-sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of the ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency or that the price of the Fund’s shares will not fluctuate.

NAA Opportunity Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreements Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

NAA Opportunity Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. When a Fund invests in an underlying fund, including a money market fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, a Fund will incur higher expenses, which may be duplicative. Although each underlying money market fund in which a Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

NAA Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Risk Managed Real Estate Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA Risk Managed Real Estate Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Risk Managed Real Estate Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Risk Managed Real Estate Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Risk Managed Real Estate Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Risk Managed Real Estate Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Risk Managed Real Estate Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Risk Managed Real Estate Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Risk Managed Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact their ability to meet their payment obligations. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as interest rate changes by the Federal Reserve.

NAA Risk Managed Real Estate Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Risk Managed Real Estate Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Risk Managed Real Estate Fund | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Risk Managed Real Estate Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Risk Managed Real Estate Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund’s derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

NAA Risk Managed Real Estate Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund’s costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

NAA Risk Managed Real Estate Fund | Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

NAA Risk Managed Real Estate Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

NAA Risk Managed Real Estate Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

NAA Risk Managed Real Estate Fund | Real Estate Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Industry Concentration Risk. The real estate market’s performance will significantly impact the Fund’s real estate investments. They may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions, (ii) changes in the value of real estate properties, (iii) risks related to local economic conditions, overbuilding, and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Special risks are also generally associated with commercial real estate sectors or operations. The Fund’s investments will be subject to the risks typically associated with real estate, including but not limited to the following:

NAA Risk Managed Real Estate Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Real estate companies may lack diversification due to ownership of a limited number of properties or concentration in a particular geographic region or property type.
NAA Risk Managed Real Estate Fund | Property Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties, extended vacancies, catastrophic events, and casualty or condemnation losses. Real estate income and values may also be greatly affected by demographic trends, changing tastes and values, or increasing vacancies or declining rents.

NAA Risk Managed Real Estate Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Real estate income and values may be adversely affected by applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, or environmental regulations, may also have a major impact on real estate.

NAA Risk Managed Real Estate Fund | Repayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repayment Risk. The prices of real estate company securities may drop because borrowers fail to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, ground lease payments, tenant improvements, third-party leasing commissions, and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected.

NAA Risk Managed Real Estate Fund | Exchangetraded Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-traded Notes Risk. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays the investor cash equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. The availability of a secondary market may limit a Fund’s decision to sell its ETN holdings. ETNs are also subject to tax risk. The timing and character of income and gains derived by a Fund from investments in ETNs may be affected by future legislation. Sometimes, an ETN share trades at a premium or discount to its market benchmark or strategy.

NAA Risk Managed Real Estate Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. The Fund may be exposed to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods for several reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Foreign currencies may decline in value relative to the U.S. dollar and other currencies, affecting the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency being hedged, thereby affecting the Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose not to hedge its currency risks.

NAA Risk Managed Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA SMid Cap Value Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA SMid Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA SMid Cap Value Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA SMid Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA SMid Cap Value Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA SMid Cap Value Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA SMid Cap Value Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA SMid Cap Value Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA SMid Cap Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA SMid Cap Value Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA SMid Cap Value Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Concentration Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market it may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

NAA SMid Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA SMid Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

NAA SMid Cap Value Fund | Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA SMid Cap Value Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

NAA SMid Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA World Equity Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends upon the Adviser’s skill in selecting securities for purchase and sale by the Fund, and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

NAA World Equity Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA World Equity Income Fund | Largecapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA World Equity Income Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA World Equity Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA World Equity Income Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA World Equity Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA World Equity Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA World Equity Income Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA World Equity Income Fund | Fixedincome Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

NAA World Equity Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

NAA World Equity Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

NAA World Equity Income Fund | Prepayment Risk [Member]
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Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

NAA World Equity Income Fund | Highyield Bond Risk [Member]
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High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds (or “junk bonds”), present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. These bonds offer the potential for higher return but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may be unable to make its interest and principal payments (credit quality risk). If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income distribution may be reduced.

NAA World Equity Income Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA World Equity Income Fund | Depositary Receipt Risk [Member]
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Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA World Equity Income Fund | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and result in substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

NAA World Equity Income Fund | Options Risk [Member]
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Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA World Equity Income Fund | Midcapitalization Company Risk [Member]
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Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA World Equity Income Fund | Small Capitalization Company Risk [Member]
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Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

NAA World Equity Income Fund | Derivatives Risk [Member]
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Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund’s derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

NAA World Equity Income Fund | Leverage Risk [Member]
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Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund’s costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

NAA World Equity Income Fund | Counterparty Credit Risk [Member]
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Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

NAA World Equity Income Fund | Futures Contracts Risk [Member]
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Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

NAA World Equity Income Fund | Swap Agreements Risk [Member]
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Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

NAA World Equity Income Fund | Foreign Currency Risk [Member]
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Foreign Currency Risk. The Fund may be exposed to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods for several reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Foreign currencies may decline in value relative to the U.S. dollar and other currencies, affecting the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency being hedged, thereby affecting the Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose not to hedge its currency risks.

NAA World Equity Income Fund | Emerging Markets Risk [Member]
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Emerging Markets Risk. Non-U.S. securities may be subject to additional risks due to, among other things, political, social, and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting, and audit environments. These additional risks may be heightened concerning emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting, auditing, and financial record-keeping standards or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may differ from investments in developed markets. A lack of reliable information, rights, and remedies increases the risk of investing in emerging markets compared to more developed ones.

NAA World Equity Income Fund | Foreign Currency Forward Contracts Risk [Member]
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Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments under a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Using foreign currency forward contracts may expose the Fund to additional risks, such as credit, liquidity, and counterparty risks, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

NAA World Equity Income Fund | Risk Lose Money [Member]
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Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.